Deferred revenue - Gold stream transaction (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) installment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Deferred revenue-Gold stream transaction
Deferred revenue recognized	$ (420)	$ (267)	$ (207)
Number of identifiable components in gold transaction | installment	2
Salobo copper mine
Deferred revenue-Gold stream transaction
Rights to gold extracts held by WPM (as a percent)		75.00%
Sudbury nickel mine
Deferred revenue-Gold stream transaction
Rights to gold extracts held by WPM (as a percent)		70.00%
Sale of the mineral rights
Deferred revenue-Gold stream transaction
Deferred revenue recognized		$ 150	$ 230